Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
25. Long-term Debt
Long-term debt & long-term revolving credit facilities, outstanding borrowings and available capacity
Weighted average
interest rate
(1)
millions of dollars 2022 2021 Maturity 2022 2021
Emera

Bankers acceptances, LIBOR loans

Variable Variable 2027 $

403 $

378
Unsecured fixed rate notes 2.90% 2.90% 2023

500

500
Fixed to floating subordinated notes (USD)
(2)
6.75% 6.75% 2076

1,625

1,521
$

2,528 $

2,399
Emera Finance

Unsecured senior notes (USD)

3.65% 3.65% 2024 - 2046 $

3,725 $

3,487
Tampa Electric
(3)
Fixed rate notes and bonds (USD) 4.15% 4.15% 2024 - 2052 $

4,341 $

3,683
PGS
Fixed rate notes and bonds (USD) 3.78% 3.78% 2024 - 2052 $

772 $

660
NMGC
Fixed rate notes and bonds (USD) 3.11% 3.11% 2026 - 2051 $

521 $

488
Non-revolving term facility, floating rate Variable Variable 2024

108

101
$

629 $

589
NMGI
Fixed rate notes and bonds (USD) 3.64% 3.64% 2024 $

203 $

190
NSPI
Discount notes Variable Variable 2024 - 2027 $

881 $

376
Medium term fixed rate notes 5.14% 5.14% 2025 - 2097

2,665

2,665
$

3,546 $

3,041
EBP
Senior secured credit facility Variable Variable 2026 $

249 $

249
ECI
Secured senior notes (USD)

Variable Variable 2026 $

86 $

84
Amortizing fixed rate notes (USD) 3.97% 3.97% 2024 - 2026

100 $

104
Non-revolving term facility, floating rate Variable Variable 2027

30 $

28
Non-revolving term facility, fixed rate 2.05% 2.36% 2025 - 2026

91 $

101
Secured fixed rate senior notes
(4)
3.06% 4.43% 2023 - 2029

142 $

161
$

449 $

478
Adjustments
Fair market value adjustment - TECO Energy acquisition
(5)
$

2 $

3
Debt issuance costs (126) (121)
Amount due within one year (574) (462)
$ (698) $ (580)
Long-Term Debt $

15,744 $

14,196
(1) Weighted average interest rate of fixed rate long-term debt.
(2) In 2022, the Company recognized $ 110

million in interest expense (2021 – $
102

million) related to its fixed to floating
subordinated notes.
(3) A substantial part of Tampa

Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are
currently no bonds outstanding under Tampa

Electric’s first mortgage bond indenture.
(4) Notes are issued and payable in either USD or BBD.

(5) On acquisition of TECO Energy, Emera recorded

a fair market value adjustment on the unregulated long-term debt acquired.
The fair market value adjustment is amortized over the remaining term of the debt.
The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:
millions of dollars Maturity 2022 2021
Emera – revolving credit facility
(1)
June 2027 $

900 $

900
NSPI - revolving credit facility
(1)
December 2027

800

600
NSPI - non-revolving credit facility July 2024

400 -

NMGC - non-revolving credit facility March 2024

108 -

ECI – revolving credit facilities 2023-2032

11

27
Total $

2,219 $

1,527
Less:
Borrowings under credit facilities

1,396

770
Letters of credit issued inside credit facilities

12

124
Use of available facilities $

1,408 $

894
Available capacity under existing agreements $

811 $

633
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $ 50 million.
As at
Financial Covenant Requirement December 31, 2022
Emera
Syndicated credit facilities Debt to capital ratio Less than or equal to 0.70 to 1
0.57

: 1

Long-Term Debt Maturities
millions of dollars 2023 2024 2025 2026 2027 Thereafter Total
Emera $

500 $ -

$ -

$

1,625 $

403 $ -

$

2,528
Emera US Finance LP -

407 -

1,016 -

2,302

3,725
Tampa Electric -

356 -

-

-

3,985

4,341
PGS -

51 -

-

-

721

772
NMGC -

108 -

95 -

426

629
NMGI -

203 -

-

-

-

203
NSPI -

398

125

40

483

2,500

3,546
EBP -

-

-

249 -

-

249
ECI

74

90

137

85

60

3

449
Total $

574 $

1,613 $

262 $

3,110 $

946 $

9,937 $

16,442